UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:      Heitman Real Estate Securities LLC
Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL 60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nancy B. Lynn
Title:      Vice President
Phone:      312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL      11/07/2007
--------------------------------    -------------    ------------------
[Signature]                         [City, State]    [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           FIVE (5)

Form 13F Information Table Entry Total:     131

Form 13F Information Table Value Total:     4,355,951

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number        Name

1             028-11931                   Old Mutual (US) Holdings, Inc.

2             028-11581                   Old Mutual Capital, Inc.

3             028-598                     The Penn Mutual Life Insurance Company

4             028-12002                   Heitman LLC

5             028-12003                   KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
13F
30-Sep-07

                                       TITLE O              VALUE     SHARES/ SH/  PUT/   INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                      CLASS     CUSIP    (x$1000)   PRN AMT PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED   NONE
-----------------------                -------  ---------  --------   ------- ---  ----   -------  ---------  ------ -------  ------
Acadia Realty Trust                    COM
                                       SH
                                       BEN INT  004239109      46654  1719647 SH          DEFINED   1,4,5     584689         1134958
Acadia Realty Trust                    COM
                                       SH
                                       BEN INT  004239109       1664    61327 SH          OTHER     1,2,4,5    61327
Acadia Realty Trust                    COM
                                       SH
                                       BEN INT  004239109        765    28200 SH          OTHER     1,3,4,5    28200
AMB Property Corp                      COM      00163T109     155990  2608098 SH          DEFINED   1,4,5     963591         1644507
AMB Property Corp                      COM      00163T109       5139    85914 SH          OTHER     1,2,4,5    85914
AMB Property Corp                      COM      00163T109       2368    39600 SH          OTHER     1,3,4,5    39600
American Financial Realty Trust        COM
                                       SH
                                       BEN INT  02607P305       4686   582100 SH          DEFINED   1,4,5                     582100
Avalonbay Communities, Inc.            COM      053484101     194584  1648180 SH          DEFINED   1,4,5     589839         1058341
Avalonbay Communities, Inc.            COM      053484101       6643    56265 SH          OTHER     1,2,4,5    56265
Avalonbay Communities, Inc.            COM      053484101       3058    25900 SH          OTHER     1,3,4,5    25900
Biomed Realty Trust Inc                COM      09063H107      60715  2519292 SH          DEFINED   1,4,5     950769         1568523
Biomed Realty Trust Inc                COM      09063H107       2257    93660 SH          OTHER     1,2,4,5    93660
Biomed Realty Trust Inc                COM      09063H107       1058    43900 SH          OTHER     1,3,4,5    43900
Boston Properties, Inc.                COM      101121101     217402  2092417 SH          DEFINED   1,4,5     749286         1343131
Boston Properties, Inc.                COM      101121101       6415    61741 SH          OTHER     1,2,4,5    61741
Boston Properties, Inc.                COM      101121101       2961    28500 SH          OTHER     1,3,4,5    28500
Brandywine Realty Trust                COM      105368203       5495   217100 SH          DEFINED   1,4,5                     217100
BRE Properties, Inc.                   COM      05564E106      94084  1682173 SH          DEFINED   1,4,5     597237         1084936
BRE Properties, Inc.                   COM      05564E106       3111    55615 SH          OTHER     1,2,4,5    55615
BRE Properties, Inc.                   COM      05564E106       1432    25600 SH          OTHER     1,3,4,5    25600
Camden Property Trust                  COM
                                       SH
                                       BEN INT  133131102     116045  1806144 SH          DEFINED   1,4,5     637149         1168995
Camden Property Trust                  COM
                                       SH
                                       BEN INT  133131102       3877    60347 SH          OTHER     1,2,4,5    60347
Camden Property Trust                  COM
                                       SH
                                       BEN INT  133131102       1786    27800 SH          OTHER     1,3,4,5    27800
CBL & Associates Properties, Inc.      COM      124830100      51844  1479138 SH          DEFINED   1,4,5     581618          897520
CBL & Associates Properties, Inc.      COM      124830100       1854    52900 SH          OTHER     1,2,4,5    52900
CBL & Associates Properties, Inc.      COM      124830100        866    24700 SH          OTHER     1,3,4,5    24700
Cogdell Spencer Inc.                   COM      19238U107       2065   111600 SH          DEFINED   1,4,5                     111600
Colonial Properties Trust              COM      195872106      71091  2072611 SH          DEFINED   1,4,5     623018         1449593
Colonial Properties Trust              COM      195872106       2048    59698 SH          OTHER     1,2,4,5    59698
Colonial Properties Trust              COM      195872106        943    27500 SH          OTHER     1,3,4,5    27500
Corporate Office Properties Trust      COM
                                       SH
                                       BEN INT  22002T108      64388  1546672 SH          DEFINED   1,4,5     539669         1007003
Corporate Office Properties Trust      COM
                                       SH
                                       BEN INT  22002T108       3427    82332 SH          OTHER     1,2,4,5    82332
Corporate Office Properties Trust      COM
                                       SH
                                       BEN INT  22002T108       1582    38000 SH          OTHER     1,3,4,5    38000
DiamondRock Hospitality Company        COM      252784301      55569  3191764 SH          DEFINED   1,4,5    1162893         2028871
DiamondRock Hospitality Company        COM      252784301       2627   150912 SH          OTHER     1,2,4,5   150912
DiamondRock Hospitality Company        COM      252784301       1220    70100 SH          OTHER     1,3,4,5    70100
Digital Realty Trust Inc.              COM      253868103      70392  1787041 SH          DEFINED   1,4,5     678015         1109026
Digital Realty Trust Inc.              COM      253868103       2319    58879 SH          OTHER     1,2,4,5    58879
Digital Realty Trust Inc.              COM      253868103       1071    27200 SH          OTHER     1,3,4,5    27200
Duke Realty Corporation                COM      264411505       2806    83000 SH          DEFINED   1,4,5                      83000
EastGroup Properties, Inc.             COM      277276101        932    20600 SH          DEFINED   1,4,5      20600
Entertainment Properties Trust         COM
                                       SH
                                       BEN INT  29380T105      25059   493278 SH          DEFINED   1,4,5      47025          446253
Equity Lifestyle Properties, Inc.      COM      29472R108      24034   463982 SH          DEFINED   1,4,5     119519          344463
Equity Lifestyle Properties, Inc.      COM      29472R108        702    13560 SH          OTHER     1,2,4,5    13560
Equity Lifestyle Properties, Inc.      COM      29472R108        280     5400 SH          OTHER     1,3,4,5     5400
Equity Residential                     COM
                                       SH
                                       BEN INT  29476L107      97839  2309702 SH          DEFINED   1,4,5     822755         1486947
Equity Residential                     COM
                                       SH
                                       BEN INT  29476L107       3418    80690 SH          OTHER     1,2,4,5    80690
Equity Residential                     COM
                                       SH
                                       BEN INT  29476L107       1572    37100 SH          OTHER     1,3,4,5    37100
Extra Space Storage Inc                COM      30225T102       3272   212610 SH          DEFINED   1,4,5                     212610
Federal Realty Investment Trust        COM SHS  313747206     115503  1303642 SH          DEFINED   1,4,5     462282          841360
Federal Realty Investment Trust        COM SHS  313747206       3763    42472 SH          OTHER     1,2,4,5    42472
Federal Realty Investment Trust        COM SHS  313747206       1737    19600 SH          OTHER     1,3,4,5    19600
First Potomac Realty Trust             COM      33610F109       3326   152559 SH          DEFINED   1,4,5                     152559
General Growth Properties, Inc.        COM      370021107     160209  2987865 SH          DEFINED   1,4,5    1043175         1944690
General Growth Properties, Inc.        COM      370021107       5288    98613 SH          OTHER     1,2,4,5    98613
General Growth Properties, Inc.        COM      370021107       2472    46100 SH          OTHER     1,3,4,5    46100
Getty Realty Group                     COM      374297109       2426    89200 SH          DEFINED   1,4,5                      89200
Glimcher Realty Trust                  COM      379302102       4559   194000 SH          DEFINED   1,4,5                     194000
GMH Communities Trust                  COM
                                       SH
                                       BEN INT  36188G102      23246  2999483 SH          DEFINED   1,4,5     811827         2187656
GMH Communities Trust                  COM
                                       SH
                                       BEN INT  36188G102        557    71814 SH          OTHER     1,2,4,5    71814
GMH Communities Trust                  COM
                                       SH
                                       BEN INT  36188G102        252    32500 SH          OTHER     1,3,4,5    32500
Health Care REIT Inc.                  COM      42217K106      93130  2105108 SH          DEFINED   1,4,5     680903         1424205
Health Care REIT Inc.                  COM      42217K106       3064    69259 SH          OTHER     1,2,4,5    69259
Health Care REIT Inc.                  COM      42217K106       1411    31900 SH          OTHER     1,3,4,5    31900
Healthcare Realty Trust Inc.           COM      421946104       2782   104360 SH          DEFINED   1,4,5      25960           78400
Highwoods Properties Inc.              COM      431284108      55816  1522129 SH          DEFINED   1,4,5     588965          933164
Highwoods Properties Inc.              COM      431284108       2382    64946 SH          OTHER     1,2,4,5    64946
Highwoods Properties Inc.              COM      431284108       1085    29600 SH          OTHER     1,3,4,5    29600
Hospitality Properties Trust           COM      44106M102       4065   100000 SH          DEFINED   1,4,5                     100000
Host Hotels & Resorts, Inc.            COM      44107P104     218303  9728302 SH          DEFINED   1,4,5    3510741         6217561
Host Hotels & Resorts, Inc.            COM      44107P104       6172   275051 SH          OTHER     1,2,4,5   275051
Host Hotels & Resorts, Inc.            COM      44107P104       2849   126969 SH          OTHER     1,3,4,5   126969
HRPT Properties Trust                  COM      40426W101      11219  1134400 SH          DEFINED   1,4,5                    1134400
Kilroy Realty Corp.                    COM      49427F108      64506  1063929 SH          DEFINED   1,4,5     386306          677623
Kilroy Realty Corp.                    COM      49427F108       2199    36271 SH          OTHER     1,2,4,5    36271
Kilroy Realty Corp.                    COM      49427F108       1013    16700 SH          OTHER     1,3,4,5    16700
Kimco Realty Corporation               COM      49446R109     131569  2910170 SH          DEFINED   1,4,5    1003206         1906964
Kimco Realty Corporation               COM      49446R109       4437    98141 SH          OTHER     1,2,4,5    98141
Kimco Realty Corporation               COM      49446R109       2043    45200 SH          OTHER     1,3,4,5    45200
Kite Realty Group Trust                COM      49803T102      44708  2378069 SH          DEFINED   1,4,5     838268         1539801
Kite Realty Group Trust                COM      49803T102       1492    79370 SH          OTHER     1,2,4,5    79370
Kite Realty Group Trust                COM      49803T102        697    37100 SH          OTHER     1,3,4,5    37100
LaSalle Hotel Properties               COM
                                       SH
                                       BEN INT  517942108      65949  1567226 SH          DEFINED   1,4,5     568473          998753
LaSalle Hotel Properties               COM
                                       SH
                                       BEN INT  517942108       2989    71021 SH          OTHER     1,2,4,5    71021
LaSalle Hotel Properties               COM
                                       SH
                                       BEN INT  517942108       1359    32300 SH          OTHER     1,3,4,5    32300
Lexington Corporate Properties Trust   COM SHS  529043101       8032   401400 SH          DEFINED   1,4,5                     401400
Liberty Property Trust                 COM      531172104       5485   136400 SH          DEFINED   1,4,5                     136400
Mack-Cali Realty Corporation           COM      554489104       1722    41900 SH          DEFINED   1,4,5                      41900
Medical Properties Trust Inc.          COM      58463J304      10110   759000 SH          DEFINED   1,4,5                     759000
National Retail Properties, Inc.       COM      637417106      32243  1322500 SH          DEFINED   1,4,5     115391         1207109
Nationwide Health Properties, Inc.     COM      638620104      97023  3220159 SH          DEFINED   1,4,5    1120980         2099179
Nationwide Health Properties, Inc.     COM      638620104       3316   110073 SH          OTHER     1,2,4,5   110073
Nationwide Health Properties, Inc.     COM      638620104       1525    50600 SH          OTHER     1,3,4,5    50600
Omega Healthcare Investors, Inc.       COM      681936100       2553   164400 SH          DEFINED   1,4,5                     164400
Plum Creek Timber Co Inc.              COM      729251108      52324  1169000 SH          DEFINED   1,4,5      86500         1082500
ProLogis                               COM SHS  743410102     188159  2835857 SH          DEFINED   1,4,5    1020285         1815572
ProLogis                               COM SHS  743410102       6241    94067 SH          OTHER     1,2,4,5    94067
ProLogis                               COM SHS  743410102       2880    43400 SH          OTHER     1,3,4,5    43400
PS Business Parks Inc.                 COM      69360J107      27384   481691 SH          DEFINED   1,4,5     183608          298083
PS Business Parks Inc.                 COM      69360J107        985    17326 SH          OTHER     1,2,4,5    17326
PS Business Parks Inc.                 COM      69360J107        449     7900 SH          OTHER     1,3,4,5     7900
Public Storage, Inc.                   COM      74460D109     182116  2315528 SH          DEFINED   1,4,5     830040         1485488
Public Storage, Inc.                   COM      74460D109       6552    83309 SH          OTHER     1,2,4,5    83309
Public Storage, Inc.                   COM      74460D109       3021    38415 SH          OTHER     1,3,4,5    38415
Realty Income Corp                     COM      756109104       2493    89200 SH          DEFINED   1,4,5                      89200
Regency Centers Corp.                  COM      758849103     147169  1917506 SH          DEFINED   1,4,5     678989         1238517
Regency Centers Corp.                  COM      758849103       4725    61558 SH          OTHER     1,2,4,5    61558
Regency Centers Corp.                  COM      758849103       2180    28400 SH          OTHER     1,3,4,5    28400
Senior Housing Properties Trust        COM SHS  81721M109       9444   428100 SH          DEFINED   1,4,5                     428100
Simon Property Group, Inc.             COM SHS  828806109     366512  3665121 SH          DEFINED   1,4,5    1308768         2356353
Simon Property Group, Inc.             COM      828806109      12177   121772 SH          OTHER     1,2,4,5   121772
Simon Property Group, Inc.             COM      828806109       5540    55400 SH          OTHER     1,3,4,5    55400
SL Green Realty Corp                   COM      78440X101     156114  1336940 SH          DEFINED   1,4,5     491051          845889
SL Green Realty Corp                   COM      78440X101       5142    44036 SH          OTHER     1,2,4,5    44036
SL Green Realty Corp                   COM      78440X101       2370    20300 SH          OTHER     1,3,4,5    20300
Sovran Self Storage, Inc.              COM      84610H108       1838    40100 SH          DEFINED   1,4,5                      40100
Sun Communities, Inc.                  COM      866674104       1961    65200 SH          DEFINED   1,4,5                      65200
Tanger Factory Outlet Centers, Inc.    COM      875465106      31473   775380 SH          DEFINED   1,4,5     253598          521782
Tanger Factory Outlet Centers, Inc.    COM      875465106       1404    34581 SH          OTHER     1,2,4,5    34581
Tanger Factory Outlet Centers, Inc.    COM      875465106        560    13800 SH          OTHER     1,3,4,5    13800
Taubman Centers, Inc.                  COM      876664103     100501  1835638 SH          DEFINED   1,4,5     671552         1164086
Taubman Centers, Inc.                  COM      876664103       3327    60764 SH          OTHER     1,2,4,5    60764
Taubman Centers, Inc.                  COM      876664103       1528    27900 SH          OTHER     1,3,4,5    27900
Universal Health Realty Income         COM
                                       SH
                                       BEN INT  91359E105       2260    63600 SH          DEFINED   1,4,5                      63600
U-Store-It Trust                       COM      91274F104       2912   220600 SH          DEFINED   1,4,5                     220600
Ventas Inc.                            COM      92276F100      97911  2364995 SH          DEFINED   1,4,5     787221         1577774
Ventas Inc.                            COM      92276F100       3235    78135 SH          OTHER     1,2,4,5    78135
Ventas Inc.                            COM      92276F100       1490    36000 SH          OTHER     1,3,4,5    36000
Vornado Realty Trust                   COM
                                       SH
                                       BEN INT  929042109     266753  2439446 SH          DEFINED   1,4,5     855834         1583612
Vornado Realty Trust                   COM
                                       SH
                                       BEN INT  929042109       8780    80291 SH          OTHER     1,2,4,5    80291
Vornado Realty Trust                   COM
                                       SH
                                       BEN INT  929042109       4046    37000 SH          OTHER     1,3,4,5    37000

REPORT SUMMARY                           131 DATA RECORDS  4,355,951          5       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED